LOAN FROM THIRD PARTIES - Loan agreement with Beijing Ruisiqiguo Film Production Co (Details)									1 Months Ended		12 Months Ended
	Mar. 26, 2020 CNY (¥)	Mar. 26, 2020 USD ($)	Feb. 20, 2020 CNY (¥)	Feb. 20, 2020 USD ($)	Jan. 20, 2020 CNY (¥)	Jan. 20, 2020 USD ($)	Dec. 24, 2019 CNY (¥)	Dec. 24, 2019 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 20, 2020 USD ($)	Jan. 20, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 24, 2019 USD ($)
Short-term Debt [Line Items]
Interest expense arising from the bank borrowing											$ 105,733	$ 64,996	$ 207,458
Outstanding balance																	$ 4,305,396
Settlement of borrowings from a third party by netting off against accounts receivable due from a third party											$ 4,055,502
Horgos Baosheng
Short-term Debt [Line Items]
Debt instrument, face amount			¥ 35,000,000		¥ 10,650,000		¥ 16,000,000							$ 5,069,378	$ 1,542,539			$ 2,296,211
Interest expense arising from the bank borrowing			¥ 109,375	$ 15,550	¥ 33,290	$ 4,733	¥ 50,000	$ 7,176
Outstanding balance																¥ 16,000,000	$ 2,296,211
Repayments of short term debt	¥ 7,000,000	$ 1,013,876
Settlement of borrowings from a third party by netting off against accounts receivable due from a third party									¥ 28,000,000	$ 4,055,502